Long-term Debt - Schedule of Long-Term Debt (Details) - Ci2i Services, INC [Member] - USD ($)		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Long term debt Total		$ 45,000	$ 11,866
Long term debt current			11,866	$ 94,907
Total - net of current portion		45,000
Promissory Notes – Kabbage [Member]
Long term debt current	[1]		11,866	26,956
Promissory Note – Fora Financial [Member]
Long term debt current	[2]			$ 67,951
Note Payable – Swarn Singh [Member]
Long term debt current	[3]	$ 45,000

[1]	Multiple monthly loan agreements with Kabbage. Each of these loans has a six-month duration with interest and fees spread over the 6 months.
[2]	There were a total of 2 loans from Fora Financial personally guaranteed by the CEO and all paid off by December 31, 2016.
[3]	Note payable to Swarn Singh entered into January 2017 ($25,000) and February 2017 ($20,000), at interest rate of 15% annually (1.25% monthly). This is an unsecured loan. Interest expense on this loan for the six months ended June 30, 2017 was $3,724. Accrued interest on this loan at June 30, 2017 is $3,724. Both notes are due December 31, 2018.